Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 16,300,933	$ 2,076,578	$ 16,300,933	$ 2,098,553	$ 1,277,753
Less: accumulated amortization	(4,001,133)	(509,705)	(2,759,491)	$ (355,252)	$ (1,277,753)
Intangible assets, net	12,299,800	1,566,873	13,541,442
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	1,277,753	162,773	1,277,753
Trademarks [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 15,023,180	$ 1,913,805	$ 15,023,180